SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity [Abstract]
Number of Warrants outstanding, beginning balance	10,293,632	10,628	10,628
Weighted Average Exercise Price outstanding, beginning balance	$ 1.00	$ 16.625	$ 16.625
Weighted Average Remaining Contractual Term outstanding, beginning balance	4 years 5 months 4 days	4 years 7 months 2 days	5 months 12 days	1 year 5 months 12 days
Aggregate Intrinsic Value outstanding, beginning balance
Number of Warrants, Granted	2,282,000	10,293,632
Weighted Average Exercise Price, Granted	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Term Granted	5 years	5 years
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or expired		(10,628)
Weighted Average Exercise Price, Forfeited or expired		$ (16.625)
Number of Warrants outstanding, ending balance	12,575,632	10,293,632	10,628	10,628
Weighted Average Exercise Price outstanding, ending balance	$ 1.00	$ 1.00	$ 16.625	$ 16.625
Aggregate Intrinsic Value outstanding,ending balance	$ 3,018,152
Number of Warrants outstanding, Exercisable	12,575,632	10,293,632	10,628
Weighted Average Exercise Price outstanding, Exercisable	$ 1.00	$ 1.00	$ 16.625
Weighted Average Remaining Exercisable Contractual Term outstanding, ending balance	4 years 5 months 4 days	4 years 7 months 2 days
Aggregate Intrinsic Value outstanding, Exercisable	$ 3,018,152
Weighted Average Remaining Contractual Term Forfeited or expired, ending balance		5 months 12 days
Weighted Average Remaining Contractual Term outstanding, ending balance		4 years 7 months 2 days	5 months 12 days
Weighted Average Remaining Contractual Term outstanding, Exercisable			5 months 12 days